WCM Focused International Growth Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 95.8%
	BERMUDA — 2.4%
4,833,020	Arch Capital Group Ltd.*	$463,921,590
	BRAZIL — 1.9%
26,022,980	NU Holdings, Ltd. - Class A*	373,950,223
	CANADA — 7.3%
8,517,540	Canadian Natural Resources Ltd.	415,498,716
6,158,150	Canadian Pacific Kansas City Ltd.	484,400,079
2,503,330	Shopify, Inc.*	296,945,005
1,513,720	Waste Connections, Inc.	245,888,677
		1,442,732,477
	CHINA — 2.2%
6,947,700	Tencent Holdings, Ltd.	438,208,022
	FRANCE — 4.2%
1,665,005	Safran S.A.	544,815,923
3,865,970	Societe Generale S.A.	282,269,430
		827,085,353
	GERMANY — 12.9%
1,113,040	Deutsche Boerse A.G.	326,046,491
159,520	Rheinmetall A.G.	269,064,995
1,846,130	SAP S.E.	314,720,143
9,380,780	Siemens Energy A.G.	1,617,644,602
		2,527,476,231
	INDIA — 1.7%
12,581,740	ICICI Bank Ltd. - ADR	325,867,066
	IRELAND — 7.5%
747,970	Aon PLC - Class A	241,429,757
6,179,150	Experian PLC	213,769,146
4,354,530	Medtronic PLC	377,320,024
1,614,450	Seagate Technology Holdings PLC	632,476,932
		1,464,995,859
	ISRAEL — 2.0%
13,253,660	Teva Pharmaceutical Industries Ltd. - ADR*	399,200,239
	JAPAN — 3.2%
10,237,900	Mitsubishi Heavy Industries Ltd.	281,303,296

WCM Focused International Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
6,197,100	Nintendo Co., Ltd.	$353,765,431
		635,068,727
	NETHERLANDS — 6.6%
275,410	Adyen N.V.*	275,632,792
391,870	ASM International N.V.	297,006,661
543,760	ASML Holding N.V.	718,214,521
		1,290,853,974
	SINGAPORE — 3.5%
8,373,407	Sea Ltd. - ADR*	693,401,834
	SOUTH KOREA — 3.0%
2,059,700	Samsung Electronics Co., Ltd.	240,905,378
609,560	SK hynix, Inc.	345,843,087
		586,748,465
	SWEDEN — 2.2%
891,430	Spotify Technology S.A.*	432,263,321
	SWITZERLAND — 7.9%
2,673,296	Novartis A.G.	410,336,225
4,372,480	Philip Morris International, Inc.	722,945,843
10,465,020	UBS Group A.G.	408,066,415
		1,541,348,483
	TAIWAN — 6.7%
22,893,000	Taiwan Semiconductor Manufacturing Co., Ltd.	1,324,005,807
	UNITED KINGDOM — 18.6%
10,965,800	3i Group PLC	357,393,638
2,504,260	AstraZeneca PLC	489,693,044
30,778,050	BAE Systems PLC	902,385,539
5,379,960	British American Tobacco PLC	312,360,264
739,590	Linde PLC	366,659,138
230,154,100	Lloyds Banking Group PLC	285,263,136
61,851,640	Rolls-Royce Holdings PLC	939,694,651
		3,653,449,410
	UNITED STATES — 2.0%
1,687,740	Ferguson Enterprises, Inc.	393,682,232
	TOTAL COMMON STOCKS
	(Cost $13,702,665,512)	18,814,259,313

WCM Focused International Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2026 (Unaudited)

Principal Amount		Value
	BANK DEPOSIT INVESTMENTS — 2.8%
$561,145,655	UMB Bank, Money Market Special II, 3.43%[1]	$561,145,655
	TOTAL BANK DEPOSIT INVESTMENTS
	(Cost $561,145,655)	561,145,655
	TOTAL INVESTMENTS — 98.6%
	(Cost $14,263,811,167)	19,375,404,968
	Other Assets in Excess of Liabilities — 1.4%	271,704,310
	TOTAL NET ASSETS — 100.0%	$19,647,109,278

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.